UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6107

John Hancock Patriot Select Dividend Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end: 	June 30

Date of reporting period: 	September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Patriot Select Dividend Trust

9.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Patriot Select Dividend Trust
Securities owned by the Fund on
September 30, 2004 (unaudited)

Issuer                                                                                                    Shares             Value
Common stocks 51.35%                                                                                                   $72,199,988
(Cost $77,363,658)

Electric Utilities 44.01%                                                                                               61,880,434
Alliant Energy Corp.                                                                                     158,000         3,931,040
Ameren Corp.                                                                                              85,400         3,941,210
Aquila, Inc. (I)                                                                                         190,000           592,800
CH Energy Group, Inc.                                                                                    141,550         6,482,990
Cinergy Corp.                                                                                             16,000           633,600
Consolidated Edison, Inc.                                                                                 45,000         1,891,800
Dominion Resources, Inc.                                                                                  46,000         3,001,500
DTE Energy Co.                                                                                           155,900         6,577,421
Duke Energy Corp.                                                                                         70,000         1,602,300
Energy East Corp.                                                                                        242,000         6,093,560
Great Plains Energy, Inc.                                                                                 25,000           728,750
NiSource, Inc.                                                                                            97,850         2,055,829
NSTAR                                                                                                     94,000         4,615,400
OGE Energy Corp.                                                                                          96,092         2,424,401
Progress Energy, Inc.                                                                                     64,000         2,709,760
Progress Energy, Inc.(Contingent Value Obligation) (B)(I)                                                 20,000             3,200
Public Service Enterprise Group, Inc.                                                                     16,000           681,600
Puget Energy, Inc.                                                                                       170,500         3,870,350
Sierra Pacific Resources (I)                                                                             271,500         2,429,925
TECO Energy, Inc.                                                                                        176,750         2,391,428
WPS Resources Corp.                                                                                       51,000         2,294,490
Xcel Energy, Inc.                                                                                        169,000         2,927,080

Gas Utilities 7.34%                                                                                                     10,319,554
KeySpan Corp.                                                                                            161,850         6,344,520
National Fuel Gas Co.                                                                                     52,150         1,477,410
Peoples Energy Corp.                                                                                      41,800         1,742,224
Vectren Corp.                                                                                             30,000           755,400

                                                                                         Credit
Issuer, description                                                                      rating (A)       Shares             Value
Preferred stocks 93.68%                                                                                               $131,737,068
(Cost $132,129,321)

Agricultural Products 2.13%                                                                                              3,000,000
Ocean Spray Cranberries, Inc., 6.25%, Ser A (S)                                          BB+              40,000         3,000,000

Broadcasting & Cable TV 1.26%                                                                                            1,773,075
Shaw Communications, Inc., 8.45%, Ser A (Canada)                                         B+               45,500         1,144,325
Shaw Communications, Inc., 8.50% (Canada)                                                B+               25,000           628,750

Consumer Finance 3.74%                                                                                                   5,267,000
SLM Corp., 6.97%, Ser A                                                                  BBB+             92,000         5,267,000

Diversified Banks 3.75%                                                                                                  5,267,790
Bank of America Corp., 6.75%,, Depositary Shares, Ser VI                                 A-               99,000         5,267,790

Electric Utilities 39.79%                                                                                               55,953,842
Alabama Power Co., 5.20%                                                                 BBB+            225,000         5,512,500
Baltimore Gas & Electric Co., 6.99%, Ser 1995                                            Baa1             40,000         4,213,752
BGE Capital Trust II, 6.20%                                                              A3              190,000         4,769,000
Boston Edison Co., 4.25%                                                                 BBB+             59,107         4,610,346
Duquesne Light Co., 6.50%                                                                BB+              32,000         1,648,000
Energy East Capital Trust I, 8.25%                                                       BBB-            147,000         3,923,430
Entergy Gulf States Capital I, 8.75%, Ser A                                              BB               87,100         2,221,921
Interstate Power & Light Co., 8.375%, Ser B                                              BBB-             32,000         1,020,800
Monongahela Power Co., $7.73,Ser L                                                       CCC+             50,000         4,762,500
Northern Indiana Public Service Co., 4.22%                                               BB+              11,251           833,629
PSEG Funding Trust II, 8.75%                                                             BB+              30,000           826,800
PSI Energy, Inc., 6.875%                                                                 BBB-             48,000         5,040,000
Public Service Electric & Gas Co., 6.92%                                                 BB+              30,627         3,180,424
Sierra Pacific Power Co., 7.80%, Ser 1 (Class A)                                         CCC+            205,600         4,728,800
South Carolina Electric & Gas Co., 6.52%                                                 Baa1             55,000         5,793,909
Virginia Electric & Power Co., $6.98                                                     BBB              10,500         1,092,656
Virginia Electric & Power Co., $7.05                                                     BBB              10,000         1,041,250
Wisconsin Public Service Corp., 6.76%                                                    A                 7,000           734,125

Gas Utilities 9.60%                                                                                                     13,506,259
El Paso Tennessee Pipeline Co., 8.25%, Ser A                                             CCC-            183,500         8,360,719
Southern Union Co., 7.55%                                                                BB+             191,000         5,145,540

Integrated Oil & Gas 1.34%                                                                                               1,879,200
Coastal Finance I, 8.375%                                                                CCC-             78,300         1,879,200

Investment Banking & Brokerage 16.63%                                                                                   23,387,085
Bear Stearns Cos., Inc.(The), 5.49%, Ser G                                               BBB             116,400         5,878,200
Bear Stearns Cos., Inc.(The), 6.15%, Ser E                                               BBB              23,000         1,196,000
Citigroup, Inc., 6.213%, Ser G                                                           A                44,000         2,340,800
Citigroup, Inc., 6.231%, Depositary Shares, Ser H                                        A                92,400         5,077,380
Lehman Brothers Holdings, Inc., 5.67%, Depositary Shares, Ser D                          BBB+            125,600         6,254,880
Lehman Brothers Holdings, Inc., 5.94%, Ser C                                             BBB+             13,000           659,750
Merril Lynch & Co., Inc, 9.00%, Depositary Shares, Ser A                                 A-               77,650         1,980,075

Oil & Gas Exploration & Production 11.43%                                                                               16,066,817
Anadarko Petroleum Corp., 5.46%, Depositary Shares                                       BBB-             48,200         4,779,030
Apache Corp., 5.68%, Depositary Shares, Ser B                                            BBB              48,174         4,886,650
Devon Energy Corp., 6.49%, Ser A                                                         BBB-             53,500         5,597,437
Nexen, Inc., 7.35% (Canada)                                                              BBB-             30,000           803,700

Regional Banks 3.94%                                                                                                     5,535,000
HSBC USA, Inc., $2.8575                                                                  A1              108,000         5,535,000

Telecommunication Services 0.07%                                                                                           101,000
Touch America Holdings, Inc., $6.875                                                     BBB-             50,500           101,000

                                                                                         Interest      Par value
Issuer, maturity date                                                                    rate (%)          ($000)            Value
Short-term investments 4.42%                                                                                            $6,214,000
(Cost $6,214,000)

Commercial Paper 4.42%                                                                                                   6,214,000
ChevronTexaco Corp, Due 10-01-04                                                         1.700             6,214         6,214,000

Total investments 149.45%                                                                                             $210,151,056

Other assets and liabilities, net (49.45%)                                                                            ($69,532,535)

Total net assets 100.00%                                                                                              $140,618,521


(A) Credit ratings are unaudited and are rated by Moody's Investors Service, where Standard & Poor's ratings are not available."

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(I)  Non-income-producing security.

(S) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,000,000 or 2.13% of net assets as of September 30, 2004.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on September 30, 2004, including short-term investments, was $215,706,979.

     Gross unrealized appreciation and depreciation of investments aggregated $12,396,958 and ($17,952,882), respectively, resulting in net unrealized depreciation of ($5,555,924).

For more information

Trustees

Charles L. Ladner, Chairman*
James F. Carlin
William H. Cunningham
Ronald R. Dion
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
James A. Shepherdson
Lt. Gen. Norman H. Smith, USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent for
Common Shareholders

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for AMPS

Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803
Stock Symbol
Listed New York Stock Exchange: DIV

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469

This report is for the information of the shareholders of the John Hancock Patriot Select Dividend Trust.



P30Q1  9/04
      11/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Select Dividend Trust


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 23, 2004


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    November 23, 2004